N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Premier Solutions Chicago Public Schools
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Premier Solutions Chicago Public Schools | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(30.95%)
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	11.21%
Premier Solutions Chicago Public Schools | DavisNewYorkVentureFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class A
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(17.47%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Premier Solutions Chicago Public Schools | PutnamInternationalEquityFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	Putnam International Equity Fund - Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited; The Putnam Advisory Company LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(14.81%)
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Premier Solutions Chicago Public Schools | VictorySpecialValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Victory Special Value Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(21.47%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Premier Solutions Chicago Public Schools | VictoryMunderMidCapCoreGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Victory Munder Mid-Cap Core Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(18.66%)
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	9.32%